Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013 Loan		Mar. 31, 2012	Dec. 31, 2012 Loan Contract		Dec. 31, 2011 Loan Contract		Dec. 31, 2010
Schedule of Investments [Line Items]
Aggregate fair value of securities sold	$ 577		$ 357	$ 1,491		$ 1,884		$ 1,932
Aggregate fair value of securities sold, percentage of book value	90.00%		90.00%	92.00%		93.00%		93.00%
Gross unrealized losses	490	[1]		601	[2]	1,419	[3]
Investments subject to call provisions	5,278			4,962
Percentage of investment portfolio by which no other industry group exceeded	10.00%			10.00%
Percentage of stockholders' equity by which no single issuer of fixed maturity securities exceeded	10			10
Securities on deposit with various state or foreign government insurance departments				1,049		900
Commercial mortgage loans outstanding more than 90 days, interest accruing	0			0		0
Commercial mortgage loans on nonaccrual status, past due less than 90 days	0			0		0
Commercial mortgage loans modified or extended, number of loans	12			38		39
Commercial mortgage loans modified or extended, carrying value	76			279		252
Commercial mortgage loans modified or extended, troubled debt restructuring, number of loans						1
Commercial mortgage loans modified or extended, troubled debt restructuring, carrying value						3
Commercial mortgage loans, recorded investment	5,904			5,912		6,140
Office
Schedule of Investments [Line Items]
Recorded investment						10
Unpaid principal balance						13
Charge-offs						3
Average recorded investment						10
Commercial mortgage loans, recorded investment	1,595			1,580		1,590
Restricted commercial mortgage loans
Schedule of Investments [Line Items]
Commercial mortgage loans outstanding more than 90 days, interest accruing	5			5		3
Commercial mortgage loans, current	320			337		408
Commercial mortgage loans outstanding 31 to 60 days				0
Commercial mortgage loans outstanding 61 to 90 days						2
Commercial mortgage loans not individually impaired, collectively evaluated for impairment	325			342		412
Commercial mortgage loans, recorded investment	325			342		413
Provision for credit losses	0		0	(1)		0		2
Restricted commercial mortgage loans | Floating Rate Commercial Mortgage Loans
Schedule of Investments [Line Items]
Commercial mortgage loans, recorded investment	0			0		0
Investment grade
Schedule of Investments [Line Items]
Gross unrealized losses	283	[1]		252	[2]	742	[3]
Less Than Twelve Months
Schedule of Investments [Line Items]
Average fair value percentage below cost for securities in a continuous loss position	3.00%			2.00%
Gross unrealized losses	129			54		211
Less Than Twelve Months | Investment grade
Schedule of Investments [Line Items]
Gross unrealized losses	121			43		165
Less Than Twelve Months | Less Than 20 Percent Below Cost | Investment grade
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%			20.00%
12 Months Or More
Schedule of Investments [Line Items]
Gross unrealized losses	361	[4]		547	[5]	1,208	[6]
12 Months Or More | Investment grade
Schedule of Investments [Line Items]
Gross unrealized losses	162	[4]		209	[5]	577	[6]
Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized losses	487	[1]		595	[2]	1,405	[3]
Fixed maturity securities | Finance and insurance
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	20.00%			20.00%
Fixed maturity securities | Utilities and energy
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	24.00%			23.00%
Fixed maturity securities | Consumer-non-cyclical
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	12.00%			12.00%
Fixed maturity securities | Tax-exempt
Schedule of Investments [Line Items]
Gross unrealized losses	21	[1]		30	[2]	76	[3]
Fixed maturity securities | Less Than 20 Percent Below Cost
Schedule of Investments [Line Items]
Gross unrealized losses	268	[1]		244	[2]	408	[3]
Fixed maturity securities | Less Than Twelve Months
Schedule of Investments [Line Items]
Gross unrealized losses	127			50		200
Fixed maturity securities | Less Than Twelve Months | Tax-exempt
Schedule of Investments [Line Items]
Gross unrealized losses				0
Fixed maturity securities | Less Than Twelve Months | Less Than 20 Percent Below Cost
Schedule of Investments [Line Items]
Gross unrealized losses	125			50		156
Fixed maturity securities | 12 Months Or More
Schedule of Investments [Line Items]
Gross unrealized losses	360	[4]		545	[5]	1,205	[6]
Fixed maturity securities | 12 Months Or More | Tax-exempt
Schedule of Investments [Line Items]
Gross unrealized losses	21	[4]		30	[5]	76	[6]
Fixed maturity securities | 12 Months Or More | Less Than 20 Percent Below Cost
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%			20.00%
Gross unrealized losses	143	[4]		194	[5]	252	[6]
Average fair value percentage below cost for securities in a continuous loss position	8.00%			8.00%
Fixed maturity securities | 12 Months Or More | Less Than 20 Percent Below Cost | Investment grade
Schedule of Investments [Line Items]
Percentage of total unrealized losses for securities in a continuous loss position	61.00%			62.00%
Fixed maturity securities | 12 Months Or More | More Than 20% Below Cost
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%			20.00%
Fixed maturity securities | 12 Months Or More | More Than 20% Below Cost | Tax-exempt
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position				20.00%
Gross unrealized losses				10
Average fair value percentage below cost for securities in a continuous loss position				25.00%
Average unrealized loss for securities in a continuous loss position				3
Corporate Debt Securities | 12 Months Or More | More Than 20% Below Cost
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%			20.00%
Gross unrealized losses	21			38
Corporate Debt Securities | 12 Months Or More | More Than 20% Below Cost | Finance and insurance
Schedule of Investments [Line Items]
Average fair value percentage below cost for securities in a continuous loss position	29.00%			32.00%
Gross unrealized losses	20			29
Percentage of total gross unrealized losses for securities in a continuous loss position	95.00%			76.00%
Corporate Debt Securities | 12 Months Or More | More Than 20% Below Cost | Finance and insurance | Financial Hybrid Securities
Schedule of Investments [Line Items]
Gross unrealized losses	20			29
Corporate Debt Securities | 12 Months Or More | More Than 20% Below Cost | Consumer-non-cyclical
Schedule of Investments [Line Items]
Average fair value percentage below cost for securities in a continuous loss position				50.00%
Gross unrealized losses				9
Percentage of total gross unrealized losses for securities in a continuous loss position				24.00%
Structured Securities | 12 Months Or More | More Than 20% Below Cost
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%			20.00%
Gross unrealized losses	190			303
Unrealized losses on other than temporarily impaired securities, non-credit portion, securities in a loss position	$ 64			$ 108

[1]	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
[2]	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
[3]	Amounts included $257 million of unrealized losses on other-than-temporarily impaired securities.
[4]	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
[5]	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
[6]	Amounts included $248 million of unrealized losses on other-than-temporarily impaired securities.